Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Share
Ordinary Share par value	$ 0.0001	$ 0.0001
Ordinary Share authorized	450,000,000	450,000,000
Ordinary Share issued	16,102,420	16,102,420
Ordinary Share outstanding	16,102,420	16,102,420
Class B Ordinary Share
Ordinary Share par value	$ 0.0001	$ 0.0001
Ordinary Share authorized	50,000,000	50,000,000
Ordinary Share issued	5,497,715	5,497,715
Ordinary Share outstanding	5,497,715	5,497,715